Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Income Securities Trust
Entity Central Index Key	0000789281
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000024664
Shareholder Report [Line Items]
Fund Name	Federated Hermes Inflation Protected Securities Fund
Class Name	Class A Shares
Trading Symbol	RRFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Inflation Protected Securities Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Treasury Inflation Protected Securities (TIPS) Index (“Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income and real total returns by investing in inflation-indexed bonds, other fixed-income securities and derivatives.

Top Contributors to Performance

■ Yield curve positioning added to relative Fund performance. The Fund was positioned for a steeper curve with shorter-maturity bonds outperforming longer-maturity bonds. Selling long-maturity Treasury futures and buying short-term Treasury futures were used for this steepening position.

■ Duration management contributed to relative Fund performance. The Fund was positioned longer in duration than the Index.

Top Detractor from Performance

■ Sector/security selection detracted from relative Fund performance. The Fund was overweight longer-maturity Treasury

   Inflation-Protected Securities relative to the Index. This detracted from Fund performance along with the derivative positions used to hedge that stance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
9/30/2014	$9,546	$10,000	$10,000
9/30/2015	$9,220	$10,294	$9,917
9/30/2016	$9,649	$10,829	$10,570
9/30/2017	$9,724	$10,836	$10,493
9/30/2018	$9,869	$10,705	$10,536
9/30/2019	$10,463	$11,807	$11,286
9/30/2020	$11,448	$12,632	$12,424
9/30/2021	$11,978	$12,518	$13,069
9/30/2022	$10,602	$10,691	$11,557
9/30/2023	$10,624	$10,760	$11,701
9/30/2024	$11,591	$12,004	$12,847

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	4.18%	1.13%	1.49%
Class A Shares without sales load	9.10%	2.07%	1.96%
Bloomberg US Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Bloomberg US Treasury Inflation Protected Securities (TIPS) Index	9.79%	2.62%	2.54%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 107,139,973
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$107,139,973
Number of Investments	34
Portfolio Turnover	87%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	3.8%
Collaterized Mortgage Obligations	4.3%
U.S Treasury Securities	91.7%

Material Fund Change [Text Block]
C000024665
Shareholder Report [Line Items]
Fund Name	Federated Hermes Inflation Protected Securities Fund
Class Name	Class C Shares
Trading Symbol	RRFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Inflation Protected Securities Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$138	1.33%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Treasury Inflation Protected Securities (TIPS) Index (“Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income and real total returns by investing in inflation-indexed bonds, other fixed-income securities and derivatives.

Top Contributors to Performance

■ Yield curve positioning added to relative Fund performance. The Fund was positioned for a steeper curve with shorter-maturity bonds outperforming longer-maturity bonds. Selling long-maturity Treasury futures and buying short-term Treasury futures were used for this steepening position.

■ Duration management contributed to relative Fund performance. The Fund was positioned longer in duration than the Index.

Top Detractor from Performance

■ Sector/security selection detracted from relative Fund performance. The Fund was overweight longer-maturity Treasury

   Inflation-Protected Securities relative to the Index. This detracted from Fund performance along with the derivative positions used to hedge that stance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
9/30/2014	$10,000	$10,000	$10,000
9/30/2015	$9,579	$10,294	$9,917
9/30/2016	$9,952	$10,829	$10,570
9/30/2017	$9,958	$10,836	$10,493
9/30/2018	$10,035	$10,705	$10,536
9/30/2019	$10,558	$11,807	$11,286
9/30/2020	$11,466	$12,632	$12,424
9/30/2021	$11,905	$12,518	$13,069
9/30/2022	$10,457	$10,691	$11,557
9/30/2023	$10,478	$10,760	$11,701
9/30/2024	$11,432	$12,004	$12,847

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	7.16%	1.29%	1.35%
Class C Shares without sales load	8.16%	1.29%	1.35%
Bloomberg US Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Bloomberg US Treasury Inflation Protected Securities (TIPS) Index	9.79%	2.62%	2.54%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 107,139,973
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$107,139,973
Number of Investments	34
Portfolio Turnover	87%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	3.8%
Collaterized Mortgage Obligations	4.3%
U.S Treasury Securities	91.7%

Material Fund Change [Text Block]
C000024666
Shareholder Report [Line Items]
Fund Name	Federated Hermes Inflation Protected Securities Fund
Class Name	Institutional Shares
Trading Symbol	RRFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Inflation Protected Securities Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Treasury Inflation Protected Securities (TIPS) Index (“Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income and real total returns by investing in inflation-indexed bonds, other fixed-income securities and derivatives.

Top Contributors to Performance

■ Yield curve positioning added to relative Fund performance. The Fund was positioned for a steeper curve with shorter-maturity bonds outperforming longer-maturity bonds. Selling long-maturity Treasury futures and buying short-term Treasury futures were used for this steepening position.

■ Duration management contributed to relative Fund performance. The Fund was positioned longer in duration than the Index.

Top Detractor from Performance

■ Sector/security selection detracted from relative Fund performance. The Fund was overweight longer-maturity Treasury

   Inflation-Protected Securities relative to the Index. This detracted from Fund performance along with the derivative positions used to hedge that stance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
9/30/2014	$10,000	$10,000	$10,000
9/30/2015	$9,681	$10,294	$9,917
9/30/2016	$10,152	$10,829	$10,570
9/30/2017	$10,257	$10,836	$10,493
9/30/2018	$10,444	$10,705	$10,536
9/30/2019	$11,101	$11,807	$11,286
9/30/2020	$12,182	$12,632	$12,424
9/30/2021	$12,774	$12,518	$13,069
9/30/2022	$11,333	$10,691	$11,557
9/30/2023	$11,388	$10,760	$11,701
9/30/2024	$12,449	$12,004	$12,847

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	9.31%	2.32%	2.21%
Bloomberg US Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Bloomberg US Treasury Inflation Protected Securities (TIPS) Index	9.79%	2.62%	2.54%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 107,139,973
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$107,139,973
Number of Investments	34
Portfolio Turnover	87%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	3.8%
Collaterized Mortgage Obligations	4.3%
U.S Treasury Securities	91.7%

Material Fund Change [Text Block]
C000233371
Shareholder Report [Line Items]
Fund Name	Federated Hermes Inflation Protected Securities Fund
Class Name	Class R6 Shares
Trading Symbol	FIPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Inflation Protected Securities Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Treasury Inflation Protected Securities (TIPS) Index (“Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income and real total returns by investing in inflation-indexed bonds, other fixed-income securities and derivatives.

Top Contributors to Performance

■ Yield curve positioning added to relative Fund performance. The Fund was positioned for a steeper curve with shorter-maturity bonds outperforming longer-maturity bonds. Selling long-maturity Treasury futures and buying short-term Treasury futures were used for this steepening position.

■ Duration management contributed to relative Fund performance. The Fund was positioned longer in duration than the Index.

Top Detractor from Performance

■ Sector/security selection detracted from relative Fund performance. The Fund was overweight longer-maturity Treasury

   Inflation-Protected Securities relative to the Index. This detracted from Fund performance along with the derivative positions used to hedge that stance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
9/30/2014	$10,000	$10,000	$10,000
9/30/2015	$9,681	$10,294	$9,917
9/30/2016	$10,152	$10,829	$10,570
9/30/2017	$10,257	$10,836	$10,493
9/30/2018	$10,444	$10,705	$10,536
9/30/2019	$11,101	$11,807	$11,286
9/30/2020	$12,182	$12,632	$12,424
9/30/2021	$12,774	$12,518	$13,069
9/30/2022	$11,334	$10,691	$11,557
9/30/2023	$11,400	$10,760	$11,701
9/30/2024	$12,461	$12,004	$12,847

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Referencea	9.31%	2.34%	2.22%
Bloomberg US Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Bloomberg US Treasury Inflation Protected Securities (TIPS) Index	9.79%	2.62%	2.54%
Footnote	Description
Footnote[a]	The Fund's Class R6 Shares commenced operations on December 29, 2021. For the periods prior to the commencement of operations of the Class R6 Shares, the performance information shown is for the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the expenses applicable to the Class R6 Shares since the Class R6 Shares have a lower expense ratio than the expense ratio of the Institutional Shares.
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 107,139,973
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$107,139,973
Number of Investments	34
Portfolio Turnover	87%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	3.8%
Collaterized Mortgage Obligations	4.3%
U.S Treasury Securities	91.7%

Material Fund Change [Text Block]